FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest bearing liabilities
Finance lease liabilities		$ 7
Deferred acquisition consideration	$ 160	120	$ 27
Interest payable on deferred acquisition consideration	$ 0	$ 0	$ 0
US Dollar | Weighted average
Interest bearing liabilities
Interest rate	3.40%	3.50%
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	3.00%	2.00%
Fixed rate
Interest bearing liabilities
Financial liabilities		$ (7)
Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Time for which rate is fixed	5 years 9 months 18 days	6 years 9 months 18 days
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (1,450)	$ (1,650)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(1,428)	(1,588)
Gross borrowings | Other
Interest bearing liabilities
Financial liabilities	(22)	(62)
Currency swaps
Interest bearing liabilities
Financial liabilities	(386)	(448)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(291)	(367)
Currency swaps | Other
Interest bearing liabilities
Financial liabilities	(95)	(81)
Interest swaps
Interest bearing liabilities
Financial liabilities	(2)	(1)
Interest swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(2)	(1)
Total liabilities
Interest bearing liabilities
Financial liabilities	(1,838)	(2,099)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(1,721)	(1,956)
Total liabilities | Other
Interest bearing liabilities
Financial liabilities	(117)	(143)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(983)	(1,237)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(866)	(1,108)
Total liabilities | Floating rate | Other
Interest bearing liabilities
Financial liabilities	(117)	(129)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(855)	(862)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	$ (855)	$ (862)